Share-based payments	6 Months Ended
Jun. 30, 2020
Share-based payments
Share-based payments

8.     Share-based payments

In 2014, an equity-settled share-based payment program was established by Affimed N.V. (ESOP 2014). Under this program, the Company granted awards to certain members of the Management Board, the Supervisory Board, non-employee consultants and employees.

Share based payments with service condition

The majority of the awards vest in instalments over three years and can be exercised up to 10 years after the grant date. In the three and six months ended June 30, 2020, the group granted 478,750 and 1,388,559 awards. 58,729 and 183,141 ESOP 2014 awards were cancelled or forfeited, and 197,007 options were exercised during the three and six months ended June 30, 2020. As of June 30, 2020, 8,315,978 ESOP 2014 options (December 31, 2019: 7,307,567) were outstanding, and 5,623,642 awards (December 31, 2019: 4,773,840) had vested. The options outstanding as of June 30, 2020 had an exercise price in the range of $1.30 to $13.47.

Share based payments with market condition

On April 20, 2018, Affimed issued 240,000 options, of which each grant consists of three tranches that vest when the volume-weighted average share price (measured based on Affimed closing share prices over the preceding fifteen trading days) reaches a certain hurdle ($6.15,  $8.20 and $10.25). Fair value of the awards at grant date amounts to €133  ($164 thousand) and the contractual life time of the options was two years. No options were exercisable and the term of the options has been expired.

Share based payment expense

In the three and six months ended June 30, 2020, compensation expense of €684 and €1,410 was recognized affecting research and development expenses (€400 and €717) and general and administrative expenses (€284 and €693). In the three and six months ended June 30, 2019, compensation expense of €566 and €1,167 was recognized affecting research and development expenses (€231 and €500) and general and administrative expenses (€335 and €667).

Fair value measurement

The fair value of options was determined using the Black-Scholes valuation model. The significant inputs into the valuation model of share based payment grants with service conditions are as follows (weighted average):

	June 30, 2020	June 30, 2019

Fair value at grant date	$1.81	$2.11
Share price at grant date	$2.50	$3.04
Exercise price	$2.50	$3.04
Expected volatility	91%	82%
Expected life	5.90	5.83
Expected dividends	0.00	0.00
Risk-free interest rate	1.30%	2.14%

Expected volatility is estimated based on the observed daily share price returns of a peer group measured over a historic period equal to the expected life of the awards.

The risk-free interest rates are based on the yield to maturity of U.S. Treasury strips and German sovereign strips respectively (as best available indication for risk-free rates), for a term equal to the expected life, as measured as of the Grant Date.